Note 54 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management (Tables)	12 Months Ended
Dec. 31, 2017
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management Abstract
Remuneration For Non Executive Directors Explanatory
Remuneration for non-executive directors (Thousands of euros)
	Board of Directors	Executive Committee	Audit & Compliance Committee	Risks Committee	Remunerations Committee	Appointments Committee	Technology and Cybersecurity Committee	Total
Tomás Alfaro Drake	129	-	71	-	25	102	43	370
José Miguel Andrés Torrecillas	129	-	179	107	-	41	-	455
José Antonio Fernández Rivero	129	167	-	-	43	-	25	363
Belén Garijo López	129	-	71	-	80	-	-	280
Sunir Kumar Kapoor	129	-	-	-	-	-	43	172
Carlos Loring Martínez de Irujo	129	167	-	107	25	-	-	427
Lourdes Máiz Carro	129	-	71	-	25	41	-	266
José Maldonado Ramos	129	167	-	62	-	41	-	399
Juan Pi Llorens	129	-	71	125	45	-	43	412
Susana Rodríguez Vidarte	129	167	-	107	-	41	-	443
Total (1)	1,287	667	464	508	243	265	154	3,587

Includes the amounts for memberships of the different committees during the year 2017. The composition of these committees was modified on May 31, 2017.

In addition, José Luis Palao García-Suelto and James Andrew Stott, who ceased as directors on March 17, 2017 and on May 31, 2017, respectively, received a total amount of €70 thousand and €178 thousand, respectively, as members of the Board of Directors and of the different Board committees.

Remuneration Of Executive Directors Explanatory
Remuneration of executive directors (Thousands of Euros)
	Fixed remuneration	2016 annual variable remuneration in cash (1)	Deferred variable remuneration in cash from previous years (2)	Total cash 2017	2016 annual variable remuneration in BBVA shares (1)	Deferred variable remuneration in BBVA shares from previous years (2)	Total shares 2017
Group Executive Chairman	2,475	734	622	3,831	114,204	66,947	181,151
Chief Executive Officer	1,965	591	182	2,738	91,915	19,703	111,618
Head of Global Economics, Regulation & Public Affairs (“Head of GERPA”)	834	89	50	972	13,768	5,449	19,217
Total	5,274	1,414	853	7,541	219,887	92,099	311,986

Amounts corresponding to 50% of 2016 annual variable remuneration

  Amounts corresponding to the sum of the deferred parts of the annual variable remuneration from previous years (2014 and 2013), and their corresponding updating in cash, payment or delivery of which has been made in 2017, in accordance with the settlement and payment system, as broken down below:
  2nd third of deferred annual variable remuneration from 2014:

Under this item, the executive directors have received: €321 thousand and 37,392 BBVA shares in the case of the Group Executive Chairman; €101 thousand and 11,766 BBVA shares in the case of the Chief Executive Officer; and €32 thousand and 3,681 BBVA shares in the case of the executive director Head of GERPA.

  3rd third of deferred annual variable remuneration from 2013:

Under this item, the executive directors have received: €301 thousand and 29,555 BBVA shares in the case of the Group Executive Chairman; €81 thousand and 7,937 BBVA shares in the case of the Chief Executive Officer; and €18 thousand and 1,768 BBVA shares in the case of the executive director Head of GERPA

Remunerations Of Members Of The Senior Management Explanatory
Remuneration of members of the Senior Management (Thousands of Euros)
	Fixed remuneration	2016 annual variable remuneration in cash (1)	Deferred variable remuneration in cash from previous years (2)	Total cash 2017	2016 annual variable remuneration in BBVA shares (1)	Deferred variable remuneration in BBVA shares from previous years (2)	Total shares 2017
Total members of the Senior Management (*)	15,673	2,869	1,016	19,558	441,596	110,105	551,701

(*) This section includes aggregate information regarding those who were members of the Senior Management, excluding executive directors, as at December, 31, 2017 (15 members).

(1) Amounts corresponding to 50% of 2016 annual variable remuneration.

(2) Amounts corresponding to the sum of the deferred parts of the annual variable remuneration from previous years (2014 and 2013), and their corresponding updating in cash, payment or delivery of which has been made in 2017 to members of the Senior Management who were entitled to them, as broken down below:

- 2nd third of deferred annual variable remuneration from 2014: corresponds to an aggregate amount of €555 thousand and 64,873 BBVA shares.

- 3rd third of deferred annual variable remuneration from 2013: corresponds to an aggregate amount of €461 thousand and 45,232 BBVA shares.

Number Of Shares Explanatory
	Theoretical shares allocated in 2017	Theoretical shares accumulated at December 31 2017
Tomás Alfaro Drake	10,630	73,082
José Miguel Andrés Torrecillas	14,002	23,810
José Antonio Fernández Rivero	11,007	102,053
Belén Garijo López	7,313	26,776
Sunir Kumar Kapoor	4,165	4,165
Carlos Loring Martínez de Irujo	11,921	86,891
Lourdes Máiz Carro	7,263	15,706
José Maldonado Ramos	10,586	67,819
Juan Pi Llorens	10,235	42,609
Susana Rodríguez Vidarte	13,952	92,558
Total (1)	101,074	535,469

In addition, in the first semester of 2017, 8,752 theoretical shares were allocated to José Luis Palao García-Suelto and 10,226 theoretical shares were allocated to James Andrew Stott, who ceased as directors on March 17, 2017 and on May 31, 2017 respectively